Declaration of Dividends (Tables)	6 Months Ended
Jun. 30, 2011
Dividends [Abstract]
Shedule Of Dividend [Text Block]
Details of the final dividends of 2010 and interim dividends of 2011 are set forth in the table below:

	Ordinary shareholders		E ordinary shareholders
	Final dividend	Interim dividend	Final dividend	Interim dividend
	of 2010	of 2011	of 2010	of 2011

Declaration date	Feb 15, 2011	Aug 2, 2011	Feb 15, 2011	Aug 2, 2011
Record date	Mar 11, 2011	Sep 2, 2011	Mar 11, 2011	Sep 2, 2011
Payment date - Ordinary / E ordinary shareholders	Mar 18, 2011	Sep 9, 2011	Mar 18, 2011	Sep 9, 2011
Payment date - CDIs	Mar 18, 2011	Sep 9, 2011	-	-
Payment date - GhDSs	Mar 21, 2011	Sep 12, 2011	-	-
Payment date - ADSs	Mar 28, 2011	Sep 19, 2011	-	-

Dividend amount per share (US cents)	11.260	12.081	5.630	6.041
Dividend amount per share (South African cents)	80.0	90.0	40.0	45.0

Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.